Expense Example - Invesco Peak Retirement 2010 Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class R 1 Year	Class R 3 Years	Class Y 1 Year	Class Y 3 Years	Class R5 1 Year	Class R5 3 Years	Class R6 1 Year	Class R6 3 Years
USD ($)	621	3,344	252	3,128	101	3,014	50	2,899	50	2,848	50	2,848